Share capital - Narrative (Details) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of classes of share capital [abstract]
Par value per share (GBP per share)	£ 0.1243129
Number of ordinary shares per ADS (in shares)	5
Proceeds from issuing shares	£ 2	£ 5
Amount of unclaimed dividends derecognised	£ 5	£ 5
Treasury stock (in shares)	247,000,000	254,000,000
Treasury shares, market value	£ 2,637	£ 2,783
Treasury shares, gifted (in shares)	4,000,000	3,000,000
Treasury stock, reissued (in shares)	3,000,000	2,000,000
Shares reissued to employee share schemes as percent of ordinary shares	0.20%	0.10%
Treasury shares, reissued, nominal value	£ 1	£ 1
Gross proceeds from reissue of treasury shares	21	16
Purchase of own shares, employee share trusts	£ 6	£ 4
Maximum number of treasury shares held during the year (in shares)	254,000,000	259,000,000
Treasury shares as percent of ordinary shares	6.40%	6.60%
Treasury shares, nominal value	£ 32	£ 32